Income Taxes - Narrative (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Liability for uncertain tax positions	$ 0		$ 0	$ 0
Interest payable related to uncertain tax positions			0	0
Penalties	0	$ 0	0	0
Federal
Income Tax Contingency [Line Items]
Net operating losses			551,400,000
State
Income Tax Contingency [Line Items]
Net operating losses			82,600,000
Cleco Power
Income Tax Contingency [Line Items]
Liability for uncertain tax positions	0		0	0
Interest payable related to uncertain tax positions	$ 0		$ 0	$ 0